Post Employment Benefits - Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	€ 190	€ 201
Interest expense on DBO	36	32
Expected return on plan assets	(30)	(26)
Net periodic pension cost	€ 195	€ 207